Stockholders' Deficit (Details Narrative) (10K) - USD ($)														1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 22, 2015	Dec. 04, 2015	Oct. 28, 2015	Oct. 01, 2015	Oct. 01, 2015	Jan. 12, 2015	Jan. 08, 2015	Oct. 24, 2014	Jul. 01, 2014	Jan. 14, 2014	Dec. 31, 2013	Jan. 08, 2013	Aug. 26, 2011	Sep. 30, 2013	Jun. 30, 2016	Mar. 21, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 25, 2016	Apr. 30, 2015	Nov. 10, 2009
Common stock, shares authorized															3,895,000,000			3,895,000,000		3,895,000,000	3,895,000,000	3,895,000,000	3,895,000,000		1,970,000,000	1,970,000,000
Stock options and shares granted																		5,000,000
Warrants to purchase common stock during period																		13,900,000
Weighted average exercise price																				$ 0.02	$ 0.02	$ 0.04	$ 0.04
Share-based Compensation																		$ 603,000	$ 1,182,000		$ 2,259,000		$ 1,701,000
Aggregate shares of restricted stock issued during period												738,916
Preferred stock, par or stated value per share															$ 0.01			$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Vested in period, fair value																		$ 849,000
Board Of Directors And Management [Member]
Deferred Compensation Liability, Current, Total														$ 413,000
Conversion Of Stock Conversion Price														$ 0.036
Chief Executive Officer [Member]
Officers Compensation																								$ 200,000
Restricted Stock [Member]
Aggregate shares of restricted stock issued during period																				103,000	100,000	101,000	1,100,000
Issued shares value																					$ 3,000		$ 77,600
Share Price																				$ 0.03	$ 0.03
Allocated Share-based Compensation Expense																					$ 34,000
Restricted Stock [Member] | Consultants And Advisors [Member]
Aggregate shares of restricted stock issued during period																					12,200,000		8,230,000
Allocated Share-based Compensation Expense																					$ 278,000		$ 423,000
Employee Stock Option [Member] | Restricted Stock [Member]
Share-based Compensation																					$ 492,000		$ 1,701,000
Employee Stock Incentive Plans [Member]
Aggregate shares of restricted stock issued during period																					18,090,000		1,200,000
Directors And Employees [Member]
Aggregate shares of restricted stock issued during period																					3,650,000		250,000
Allocated Share-based Compensation Expense																					$ 113,000		$ 49,000
Advisory Agreement [Member]
Warrants exercise price			$ 0.03	$ 0.028	$ 0.028			$ 0.08	$ 0.08
Number Of Warrants Issued			1,000,000	2,000,000				1,000,000	1,000,000
Class Of Warrant Or Rights Expiry Term			2020	2020				2017	2017
Warrant exercisable term			5 years	5 years				5 years	5 years
Number of shraes immediatiely exercisable				1,600,000
Number of shaers exercisable upon completion of services				400,000
Advisory Agreement [Member]
Warrants exercise price				$ 0.02	$ 0.02
Number Of Warrants Issued					4,000,000
Class Of Warrant Or Rights Expiry Term					2020
Warrant exercisable term					5 years
Number of shraes immediatiely exercisable					2,000,000
Number of shaers exercisable upon completion of services					2,000,000
Stock Options Converted [Member]
Share-based compensation arrangement by share-based payment award, options, outstanding, number																											132,000
2014 Board Compensation [Member]
Vested in period, fair value																							$ 688,000	$ 75,000
Steel Vault Corporation [Member]
Share-based compensation arrangement by share-based payment award, options, outstanding, number																											268,000
Minimum [Member] | Restricted Stock [Member]
Share Price																						$ 0.026	$ 0.026
Minimum [Member] | Restricted Stock [Member] | Consultants And Advisors [Member]
Share Price																				0.0183	$ 0.0183	0.02	0.02
Minimum [Member] | Steel Vault Corporation [Member]
Weighted average exercise price																											$ 9.0
Maximum [Member]
Stock opiton plans vest, period																4 years		0 years
Maximum [Member] | Restricted Stock [Member]
Share Price																						0.075	0.075
Maximum [Member] | Restricted Stock [Member] | Consultants And Advisors [Member]
Share Price																				0.0394	$ 0.0394	$ 0.10	$ 0.10
Maximum [Member] | Steel Vault Corporation [Member]
Weighted average exercise price																											$ 50.0
Warrants [Member]
Warrants to purchase common stock during period																		294,028			13,900,000
Remain outstanding of warrants																					13,500,000
Warrants [Member] | Minimum [Member]
Warrants exercise price															0.75			$ 0.75		0.02	$ 0.02
Warrants [Member] | Maximum [Member]
Warrants exercise price															$ 37.5			$ 37.5		$ 22.0	$ 22.0
Series I Preferred Stock [Member]
Stock options and shares granted															400,000		200,000	200,000	1,200,000
Allocated Share-based Compensation Expense	$ 520,000					$ 812,500
Preferred stock, par or stated value per share														$ 1,000	$ 1,000			$ 1,000
Percentage of dividend rate per annum														6.00%				6.00%
Percentage of price exceeds conversion price														400.00%
Stock Issued During Period, Shares, Issued for Services	25					50								413
Convertible Preferred Stock Increased							1,000 shares to 2,500 shares
Series I Preferred Stock [Member] | Director [Member]
Stock Issued During Period, Shares, Issued for Services											25
Series I Preferred Stock [Member] | CEO, President and Senior Vice President [Member]
Stock Issued During Period, Shares, Issued for Services										512
Series I Preferred Stock [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services																								100
Issuance of Series F Preferred shares, net of costs, shares										381
Series I Preferred Stock [Member] | 2014 Board Compensation [Member]
Conversion Of Stock Conversion Price						$ 0.027
Issuance of Series F Preferred shares, net of costs, shares						475
Series I Preferred Stock [Member] | 2015 Compensation [Member]
Stock Issued During Period, Shares, Issued for Services						150
Conversion Of Stock Conversion Price	$ 0.0207
Issuance of Series F Preferred shares, net of costs, shares	325
Series I Preferred Stock [Member] | 2016 Board Compensation [Member]
Stock Issued During Period, Shares, Issued for Services	75
Series I Preferred Stock [Member] | Minimum [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services																								138
Series I Preferred Stock [Member] | Maximum [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, Issued for Services																								143
2011 Plan [Member]
Stock options and shares granted													700,000								300,000
Maximum of common stock shares granted pursuant to awards during period													1,000,000								1,000,000
Stock opiton plans vest, period																					2 years
Thermomedics 2015 Plan [Member]
Stock options and shares granted		5,000,000
February 25, 2016 [Member]
Common stock, shares authorized															3,900,000,000			3,900,000,000		3,900,000,000	3,900,000,000